[LOGO OF EV DOOR APPEARS HERE]

          Investing                  [PHOTO OF STOCK CERTIFICATES APPEARS HERE]
          for the
          21st
          Century






Semiannual Report September 30, 1998



                                  Eaton Vance
                                  High Income
                                      Fund


[PHOTO OF PAUL REVERE APPEARS HERE]


                     Global Management-Global Distribution


[PHOTO OF BOSTON SKYLINE APPEARS HERE]

Eaton Vance High Income Fund as of September 30, 1998
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF MICHAEL WEILHEIMER APPEARS HERE]

MICHAEL W. WEILHEIMER,
PORTFOLIO MANAGER

Investment Environment
-----------------------------
 . The six-month period was marked by extraordinary volatility, as Asian weakness, signs of a slowing domestic economy, and weaker corporate profits dragged the high-yield market lower. In a preemptive strike, the Federal Reserve twice lowered interest rates. Ten-year Treasury bond yields declined from 5.7% at March 31, 1998 to around 4.4% by September 30, 1998.

 . Reflecting a "flight to quality," the high-yield bond market underperformed the investment-grade bond market. The Lehman Brothers High-Yield Bond Index posted a return of -3.5%, while the Lehman Brothers Government/Corporate Bond Index returned 7.7%./1/

 . Despite a dramatic decline in new issuance late in the period, the high-yield market has continued to expand in 1998. Market capitalization totaled approximately $600 billion at September 30, 1998.

The Fund
-----------------------------
   Performance for the Past Six Months

 . During the six months ended September 30, 1998, the Fund's Class B shares had a total return of -7.0%. This return resulted from a decline in net asset value (NAV) to $7.16 per share on September 30, 1998 from $8.03 on March 31, 1998 and the reinvestment of $0.329 in dividends./2/

 . The Fund's Class C shares had a total return of -7.1% during the period, the result of a decline in NAV to $9.41 per share from $10.56 per share and the reinvestment of $0.432 in dividends./2/ * Based on the Fund's most recent dividends and NAVs on September 30, 1998 of $7.16 per share for Class B and $9.41 for Class C, the distribution rates were 9.29% and 9.25%, respectively./3/ The SEC30-day yields for Class B and C shares at September 30 were 9.13% and 9.08%, respectively./4/

   Recent Portfolio Developments

 . For their risk-adjusted performance through September 30, 1998 the Fund's C shares earned a Four-Star Overall Morningstar/TM/ Rating among 1491 taxable bond funds/5/ - a nationally recognized monitor of mutual fund performance.

 . Communications and cable companies were the Portfolio's largest industry weightings at September 30, 1998. These are areas of the economy that typically generate strong cash flow even as overall economic activity is slowing. The Portfolio also had an exposure to food packaging and retailing companies, which are also relatively recession-resistant.

 . Foreign companies played an increasing role in the Portfolio's telecom-related holdings. Esprit Telecom Group PLC is building a strong customer base and network in the European market. Another large holding, London-based Telewest PLC is partially owned by U.S. West. The company is increasing its profile in the valuable London market, where its primary competitor is British Telecom.

 . The Portfolio found some promising opportunities among operators of movie theaters, including Regal Cinemas, Inc., Cinemark USA, Inc., and Cineplex Entertainment. The industry has enjoyed record box office receipts in recent years and strong demand has helped fuel theater expansion. The theater industry has tended to be less affected by a slower economy, an attractive quality in an uncertain environment.

 . Among the Portfolio's food-related holdings were companies that produce household favorites, including Del Monte Corp. and International Home Foods, which makes Gulden's Mustard and Chef Boyardee products. Among food retailers, New England-based Star Market Co. has been especially successful in targeting new store locations. Star's new products and services have contributed to strong revenue growth.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Information
as of September 30, 1998

Performance/6/                                         Class B          Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                   0.0            -0.2%
Five Years                                                 8.6             N.A.
Ten Years                                                  8.8             N.A.
Life of Fund+                                              8.9             8.5

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                  -4.6%           -1.0%
Five Years                                                 8.3             N.A.
Ten Years                                                  8.8             N.A.
Life of Fund+                                              8.9             8.5

Ten Largest Holdings/7/
--------------------------------------------------------------------------------

Nextel Communications                                                      2.6%
Allegiance Telecommunications Corp.                                        2.2
Esprit Telecommunications Group PLC                                        2.0
Echostar Corp.                                                             1.8
Nextlink Communications Corp.                                              1.6
Allied Waste North America                                                 1.6
Hyperion Telecommunications, Inc.                                          1.5
CSCHoldings, Inc.                                                          1.5
Level 3 Communications Corp.                                               1.4
Telewest Communications Corp.                                              1.4

/1/It is not possible to invest directly in an Index. /2/Return does not reflect applicable contingent deferred sales charge (CDSC). /3/The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. /4/The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/Morningstar ratings reflect historical risk-adjusted performance through 9/30/98 and are subject to change every month. Past performance is no guarantee of future results. Funds are assigned ratings from 1 star (lowest) to 5 stars (highest). Ratings are calculated from the funds' 3-,5-, and 10-year average annual returns (with fee adjustment) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top 10% of the funds in a category receive 5 stars; the next 22.5% receive 4 stars. For the 3-year period, the Fund was rated 4 stars (1491 funds). Rating is for Class C only; ratings for other Class may vary. Morningstar ratings for Class B shares have been lower and higher over selected periods. /6/Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. Class B SEC returns reflect applicable CDSC based on following schedule: 5% - 1st year; 5% - 2nd year; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class C 1-year return reflects 1% CDSC. /7/Ten largest holdings represent 17.6% of the Portfolio's investments, determined by dividing the total market value of the holdings by the Portfolio's total investments. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

/+/Inception dates: Class B: 8/19/86; Class C: 6/8/94

Eaton Vance High Income Fund as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of September 30, 1998
Assets
-------------------------------------------------------------------------------
Investment in High Income Portfolio, at value
      (identified cost, $693,603,327)                          $   654,617,748
Receivable for Fund shares sold                                      1,162,490
-------------------------------------------------------------------------------
Total assets                                                   $   655,780,238
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Dividends payable                                              $     2,412,145
Payable for Fund shares redeemed                                     1,333,244
Payable to affiliate for Trustees' fees                                    176
Other accrued expenses                                                 464,019
-------------------------------------------------------------------------------
Total liabilities                                              $     4,209,584
-------------------------------------------------------------------------------
Net Assets                                                     $   651,570,654
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                $   723,723,031
Accumulated undistributed net realized loss from Portfolio
     (computed on the basis of identified cost)                    (34,844,845)
Accumulated distributions in excess of net investment income         1,678,047
Net unrealized depreciation from Portfolio (computed on the
     basis of identified cost)                                     (38,985,579)
-------------------------------------------------------------------------------
Total                                                          $   651,570,654
-------------------------------------------------------------------------------

Class B Shares
-------------------------------------------------------------------------------
Net Assets                                                     $   611,828,034
Shares Outstanding                                                  85,448,640
Net Asset Value, Offering Price and Redemption Price Per Share
     (Net assets / shares of beneficial interest outstanding)  $          7.16
-------------------------------------------------------------------------------

Class C Shares
-------------------------------------------------------------------------------
Net Assets                                                     $    39,742,620
Shares Outstanding                                                   4,223,073
Net Asset Value, Offering Price and Redemption Price Per Share
     (Net assets / shares of beneficial interest
     outstanding)                                              $          9.41
-------------------------------------------------------------------------------


Statement of Operations


For the Six Months Ended
September 30, 1998
Investment Income
-------------------------------------------------------------------------------
Interest allocated from Portfolio                              $    34,064,411
Dividends allocated from Portfolio                                   2,622,709
Miscellaneous income allocated from Portfolio                          405,120
Expenses allocated from Portfolio                                   (2,286,303)
-------------------------------------------------------------------------------
Net investment income from Portfolio                           $    34,805,937
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Trustees fees and expenses                                     $         2,082
Custodian fee                                                           17,862
Distribution and service fees
     Class B                                                         3,230,261
     Class C                                                           191,571
Transfer and dividend disbursing agent fees                            435,633
Registration fees                                                       36,246
Printing and postage                                                    22,951
Legal and accounting services                                            9,660
Amortization of organization expenses                                    3,363
Miscellaneous                                                           27,466
-------------------------------------------------------------------------------
Total expenses                                                 $     3,977,095
-------------------------------------------------------------------------------

Net investment income                                          $    30,828,842
-------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)           $     2,602,083
     Foreign currency transactions                                       3,331
-------------------------------------------------------------------------------
Net realized gain                                              $     2,605,414
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments                                               $   (83,067,456)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)           $   (83,067,456)
-------------------------------------------------------------------------------

Net realized and unrealized loss                               $   (80,462,042)
-------------------------------------------------------------------------------

Net decrease in net assets from operations                     $   (49,633,200)
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance High Income Fund  as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                        Six Months Ended
Increase (Decrease)                     September 30, 1998        Year Ended
in Net Assets                           (Unaudited)               March 31, 1998
--------------------------------------------------------------------------------
From operations --
     Net investment income                   $  30,828,842        $  55,767,094
     Net realized gain                           2,605,414           33,998,876
     Net change in unrealized
         appreciation (depreciation)           (83,067,456)          31,499,701
--------------------------------------------------------------------------------
Net increase (decrease) in net
     assets from operations                  $ (49,633,200)       $ 121,265,671
--------------------------------------------------------------------------------
Distributions to shareholders --
     From net investment income
         Class B                             $ (28,447,013)       $ (52,767,916)
         Class C                                (1,613,995)                 --
--------------------------------------------------------------------------------
Total distributions to shareholders          $ (30,061,008)       $ (52,767,916)
--------------------------------------------------------------------------------
Transactions in shares of
     beneficial interest  --
     Proceeds from sale of shares
         Class B                             $  70,896,688        $ 134,879,881
         Class C                                21,385,705                  --
     Issued in reorganization of EV
         Classic High Income Fund
         Class C                                33,094,017                  --
     Net asset value of shares
         issued to shareholders in
         payment of distributions
         declared
         Class B                                 9,209,061           16,511,135
         Class C                                 1,031,611                   --
     Cost of shares redeemed
         Class B                               (87,088,619)        (124,344,122)
         Class C                               (11,081,212)                  --
--------------------------------------------------------------------------------
Net increase in net assets from
     Fund share transactions                 $  37,447,251        $  27,046,894
--------------------------------------------------------------------------------

Net increase (decrease) in net assets        $ (42,246,957)       $  95,544,649
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $ 693,817,611        $ 598,272,962
--------------------------------------------------------------------------------
At end of period                             $ 651,570,654        $ 693,817,611
--------------------------------------------------------------------------------


Accumulated
distributions in excess of
net investment income
included in net assets
--------------------------------------------------------------------------------
At end of period                             $   1,678,047        $     910,213
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance High Income Fund  as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                               Six Months Ended                     Year Ended March 31,
                                                               September 30, 1998           -------------------------------------
                                                               (Unaudited)                     1998        1997         1996
                                                           --------------------------       -------------------------------------
                                                            Class B          Class C         Class B     Class B       Class B
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                     $    8.030       $  10.560       $    7.220  $    7.100   $    6.920
---------------------------------------------------------------------------------------------------------------------------------


Income from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      $    0.339       $   0.449       $    0.658  $    0.652   $    0.665
Net realized and unrealized gain (loss)                        (0.878)         (1.167)           0.774       0.120        0.189
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                        $   (0.539)      $  (0.718)      $    1.432  $    0.772   $    0.854
---------------------------------------------------------------------------------------------------------------------------------


Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                 $   (0.331)      $  (0.432)      $   (0.622) $   (0.646)  $   (0.665)
In excess of net investment income                                 --              --               --      (0.006)      (0.009)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        $   (0.331)      $  (0.432)      $   (0.622) $   (0.652)  $   (0.674)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of period                            $    7.160       $   9.410       $    8.030  $    7.220   $    7.100
---------------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                                              (6.99)%         (7.05)%          20.59%      11.37%       12.80%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                  $  611,828       $  39,743       $  693,818  $  598,273   $  496,966
Ratios (As a percentage of average daily net assets):
     Expenses /(2)/                                              1.76%/(3)/      1.80%/(3)/       1.73%       1.77%        1.78%
     Net investment income                                       8.67%/(3)/      8.74%/(3)/       8.58%       8.97%        9.38%
Portfolio Turnover /(4)/                                           --              --               --          --           --
---------------------------------------------------------------------------------------------------------------------------------

                                                                    Year Ended March 31,
                                                                -----------------------------
                                                                   1995              1994
                                                                -----------------------------
                                                                 Class B           Class B
---------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                          $    7.450       $    7.480
---------------------------------------------------------------------------------------------


Income from operations
---------------------------------------------------------------------------------------------
Net investment income                                           $    0.671       $    0.697
---------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                             (0.507)           0.047
---------------------------------------------------------------------------------------------
Total income (loss) from operations                             $    0.164       $    0.744
---------------------------------------------------------------------------------------------


Less distributions
---------------------------------------------------------------------------------------------
From net investment income                                      $   (0.671)      $   (0.697)
In excess of net investment income                                  (0.023)          (0.077)
---------------------------------------------------------------------------------------------
Total distributions                                             $   (0.694)      $   (0.774)
---------------------------------------------------------------------------------------------

Net asset value -- End of period                                $    6.920       $    7.450
---------------------------------------------------------------------------------------------

Total Return /(1)/                                                    2.51%           10.28 %
---------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                       $  439,171       $  399,259
Ratios (As a percentage of average daily net assets):
     Expenses /(2)/                                                   1.78%            1.82 %
     Net investment income                                            9.52%            9.09 %
Portfolio Turnover /(4)/                                                11%              96 %
---------------------------------------------------------------------------------------------

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
/(3)/ Annualized.
/(4)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

Eaton Vance High Income Fund as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Eaton Vance High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers two classes of shares. Class B shares and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the High Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (72.6% at September 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

    C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $37,116,868, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on March 31, 2000 ($11,538,107), 2003 ($12,690,352), 2004 ($5,868,015) and 2005
    ($7,020,394), respectively.

    D Other -- Investment transactions are accounted for on a trade date basis.

    E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    F Interim Financial Information -- The interim financial statements relating to September 30, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders
    ----------------------------------------------------------------------------
    The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax

Eaton Vance High Income Fund as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.


3   Shares of Beneficial Interest
    ----------------------------------------------------------------------------
    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                         Six Months Ended
                                         September 30, 1998       Year Ended
    Class B                              (Unaudited)             March 31, 1998
    ----------------------------------------------------------------------------
    Sales                                         9,090,250          17,727,309
    Issued to shareholders electing
      to receive payments of
      distributions  in Fund shares               1,183,810           2,155,159
    Redemptions                                 (11,207,809)        (16,307,730)
    ----------------------------------------------------------------------------

    Net increase (decrease)                        (933,749)          3,574,738
    ----------------------------------------------------------------------------


                                                             Six Months Ended
    Class C                                                  September 30, 1998
    ----------------------------------------------------------------------------
     Sales                                                            2,082,248
     Issued to shareholders electing to
       receive payment of distribution in Fund shares                   101,179
     Redemptions                                                     (1,095,388)
     Issued to EV Classic High Income Fund
       Shareholders                                                   3,135,034
    ----------------------------------------------------------------------------

     Net increase                                                     4,223,073
    ----------------------------------------------------------------------------


4   Transactions with Affiliates
    ----------------------------------------------------------------------------
    Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

    Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations.


5   Distribution and Service Plans
    ----------------------------------------------------------------------------
    The Fund has adopted distribution plans (the Class B Plan and Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Fund's Class B and Class C shares. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to both Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,523,641 and $143,678 for Class B and Class C shares, respectively, to EVD for the six months ended September 30, 1998, representing 0.75% (annualized) of average daily net assets for Class B and Class C shares. At September 30, 1998 the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $16,427,000 and $3,076,000 for Class B and Class C shares, respectively.

    In addition, the Plans also authorize each class to make payments of service fees to EVD, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B and Class C shares for each fiscal year. The Trustees have implemented the Plans by authorizing each class to make quarterly payments of service fees to EVD and Authorized Firms in amounts not to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class B and

Eaton Vance High Income Fund as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



    Class C shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments for the six months ended September 30, 1998 amounted to $706,620 and $47,893 for Class B and Class C, respectively. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD.

    Certain officers and Trustees of the Fund are officers or directors of EVD.

6   Contingent Deferred Sales Charge
    ----------------------------------------------------------------------------
    A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC of 1% is imposed on any redemption of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to the EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $939,000 and $4,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended September 30, 1998.

7   Investment Transactions
    ----------------------------------------------------------------------------
    Increases and decreases in the Fund's investment in the Portfolio for the six months ended September 30, 1998, aggregated $84,657,707 and $114,642,412, respectively.

8   Transfer of Net Assets
    ----------------------------------------------------------------------------
    On April 1, 1998, EV Marathon High Income Fund acquired the net assets of the EV Classic High Income Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon High Income Fund, at the closing, issued 3,135,034 Class C shares of the Fund having an aggregate value of $33,094,017. As a result, the Fund issued one Class C share for each share of EV Marathon High Income Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Classic High Income Fund's net assets at the date of the transaction were $33,094,017, including $1,444,205 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance High Income Fund (formerly "EV Marathon High Income Fund") were $726,911,628 with a net asset value of $8.03 and $10.56 for Class B shares and Class C shares, respectively.

9   Name Change
    ----------------------------------------------------------------------------
    Effective April 1, 1998, EV Marathon High Income Fund changed its name to Eaton Vance High Income Fund.

High Income Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)
(Expressed in United States Dollars)


Corporate Bonds & Notes -- 91.3%


                                               Principal
                                               Amount
Security                                       (000's omitted)    Value
--------------------------------------------------------------------------------
Apparel -- 2.2%
--------------------------------------------------------------------------------
Cluett American Corp., Sr. Sub. Notes,
10.125%, 5/15/08/(1)/                          $    5,280         $  4,857,600
Glenoit Corp., Sr. Sub. Notes,
11.00%, 4/15/07                                     8,600            8,428,000
William Carter Co., Sr. Sub. Notes,
10.375%, 12/1/06                                    6,275            6,588,750
--------------------------------------------------------------------------------
                                                                  $ 19,874,350
--------------------------------------------------------------------------------

Auto and Parts -- 1.6%
--------------------------------------------------------------------------------
Cambridge Industries, Inc., Sr. Sub.
Notes, 10.25%, 7/15/07                         $    2,520         $  2,368,800
Key Plastics, Inc., Sr. Notes,
14.00%, 11/15/99                                    5,500            5,940,000
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08/(1)/                                 6,100            5,764,500
--------------------------------------------------------------------------------
                                                                  $ 14,073,300
--------------------------------------------------------------------------------

Banks - Regional -- 0.2%
--------------------------------------------------------------------------------
First Nationwide Holdings, Inc., Sr.
Notes, 12.50%, 4/15/03                         $    1,600         $  1,838,000
--------------------------------------------------------------------------------
                                                                  $  1,838,000
--------------------------------------------------------------------------------

Broadcasting and Cable -- 10.0%
--------------------------------------------------------------------------------
Adelphia Communications Corp., Sr. Notes,
9.875%, 3/1/07                                 $    4,480         $  4,838,400
Adelphia Communications Corp., Sr. Notes,
10.50%, 7/15/04                                     2,640            2,884,200
Century Communications, Sr. Notes,
8.75%, 10/1/07                                      2,400            2,526,000
Chancellor Media Corp., Sr. Sub. Notes,
9.00%, 10/1/08/(1)/                                 7,200            7,272,000
Digital Television Services, Inc.,
Guaranteed Notes, 12.50%, 8/1/07                    6,410            6,826,650
Echostar DBS Corp., Sr. Sec. Notes,
12.50%, 7/1/02                                     11,885           12,449,537
Golden Sky Systems, Sr. Sub. Notes,
12.375%, 8/1/06/(1)/                                5,360            5,386,800
Intermedia Capital Partners, Sr. Sub.
Notes, 11.25%, 8/1/06                               2,625            2,926,875
Marcus Cable Co., Sr. Debs.,
11.875%, 10/1/05                                    2,800            2,954,000
Marcus Cable Co., Sr. Disc. Notes,
14.25%, (0% until 2000), 12/15/05                   8,500            7,926,250
NTL, Inc., Sr. Notes, 9.75%, (0%
until 2003), 4/1/08/(1)/                            3,700            2,238,500
NTL, Inc., Sr. Notes, 10.00%, 2/15/07               4,400            4,477,000
Star Choice Communications, Sr. Sec.
Notes, 13.00%, 12/15/05                               800              764,000
Telewest PLC, Debs., 9.625%, 10/1/06                6,260            6,322,600
Telewest PLC, Debs., 11.00%, (0% until
2002), 10/1/07                                      7,000            5,810,000
UIH Australia/Pacific, Inc., Sr. Disc.
Notes, Series B, 14.00%,
(0% until 2001), 5/15/06                            1,600              680,000
UIH Australia/Pacific, Inc., Sr. Disc.
Notes, Series D, 14.00%,
(0% until 2001), 5/15/06                            2,000              850,000
United International Holdings, Inc., Sr.
Disc. Notes, 10.75%, (0% until 2003),
2/15/08                                            22,300           10,815,500
--------------------------------------------------------------------------------
                                                                  $ 87,948,312
--------------------------------------------------------------------------------

Business Services -- 3.7%
--------------------------------------------------------------------------------
AP Holdings, Inc., Sr. Disc. Notes,
11.25%, (0% until 2003), 3/15/08               $    8,550         $  4,104,000
Apcoa, Inc., Sr. Sub. Notes,
9.25%, 3/15/08                                      1,200            1,086,000
Apcoa, Inc., Sr. Sub. Notes,
9.25%, 3/15/08                                      2,120            1,886,800
Federal Data Corp., Sr. Sub. Notes,
10.125%, 8/1/05                                     4,320            3,974,400
Geologistics Corp., Sr. Notes,
9.75%, 10/15/07                                     3,680            3,404,000
Intertek Finance PLC, Sr. Sub. Notes,
10.25%, 11/1/06                                     5,600            5,264,000
Spin Cycle, Inc., Sr. Disc. Notes,
12.75%,                                             3,400            1,836,000
(0% until 2001), 5/1/05/(1)/
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07                                       3,565            3,315,450
Viasystems, Inc., Sr. Sub. Notes, Series
B, 9.75%, 6/1/07                                    3,600            3,348,000
Wesco International, Inc., Sr. Disc.
Notes, 11.125%, (0% until 2003), 6/1/08             8,600            4,687,000
--------------------------------------------------------------------------------
                                                                  $ 32,905,650
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 5.3%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc., Sr. Disc.
Notes, 11.30%, (0% until 2002), 6/1/07         $    6,550         $  4,879,750
Allied Waste North America, Inc., Sr. Sub
Notes, LOC, 10.25%, 12/1/06                         8,200            8,979,000
Anthony Crane Rentals, Sr. Notes,
10.375%, 8/1/08/(1)/                                6,400            6,112,000
Crown Castle International Corp., Sr.
Disc. Notes, 10.625%, (0% until
2002), 11/15/07                                     5,400            3,375,000



                       See notes to financial statements

High Income Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D
(Expressed in United States Dollars)


                                               Principal
                                               Amount
Security                                       (000's omitted)    Value
--------------------------------------------------------------------------------

Business Services - Miscellaneous (continued)
--------------------------------------------------------------------------------
Pinnacle Holdings, Inc., Sr. Disc. Notes,
10.00%, (0% until 2003), 3/15/08               $    4,020         $  2,130,600
Richmont Marketing Special, Sr. Sub.
Notes, 10.125%, 12/15/07/(1)/                      10,970            9,873,000
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00%, (0% until 2003), 7/15/08/(1)/       12,800            6,080,000
Unisite, Inc., Sub. Notes, 13.00%, (0%
until 2000), 12/15/04/(1)/                          4,500            4,966,875
--------------------------------------------------------------------------------
                                                                  $ 46,396,225
--------------------------------------------------------------------------------

Chemicals -- 1.3%
--------------------------------------------------------------------------------
Huntsman Corp., Sr. Sub. Notes,
9.50%, 7/1/07/(1)/                             $    1,000         $    965,000
NL Industries, Inc., Sr. Notes,
11.75%, 10/15/03                                    5,040            5,468,400
Sterling Chemicals Holdings, Inc., Sr.
Sub. Notes, 11.75%, 8/15/06                         6,240            5,397,600
--------------------------------------------------------------------------------
                                                                  $ 11,831,000
--------------------------------------------------------------------------------

Communications Equipment -- 0.6%
--------------------------------------------------------------------------------
Jordan Telecom Products, Inc., Sr. Disc.
Notes, 11.75%, (0% until 2000), 8/1/07         $    7,700         $  5,698,000
--------------------------------------------------------------------------------
                                                                  $  5,698,000
--------------------------------------------------------------------------------

Computer Equipment -- 1.0%
--------------------------------------------------------------------------------
Unisys Corp., Sr. Notes,
11.75%, 10/15/04                               $    2,600         $  2,938,000
Unisys Corp., Sr. Notes, 12.00%, 4/15/03            5,600            6,272,000
--------------------------------------------------------------------------------
                                                                  $  9,210,000
--------------------------------------------------------------------------------

Containers and Packaging -- 1.6%
--------------------------------------------------------------------------------
Applied Extrusion Inc., Sr. Notes,
11.50%, 4/1/02                                 $    6,000         $  6,090,000
Consumers International, Inc., Sr. Notes,
10.25%, 4/1/05                                      3,935            4,072,725
S.D. Warren Co., Sr. Sub. Notes,
12.00%, 12/15/04                                    3,800            4,132,500
--------------------------------------------------------------------------------
                                                                  $ 14,295,225
--------------------------------------------------------------------------------

Electric Utilities -- 1.6%
--------------------------------------------------------------------------------
Cal Energy Company, Inc., Sr. Notes,
9.50%, 9/15/06                                 $    5,500         $  6,130,795
Calpine Corp., Sr. Notes, 7.875%, 4/1/08            8,000            7,800,000
--------------------------------------------------------------------------------
                                                                  $ 13,930,795
--------------------------------------------------------------------------------

Electrical Equipment -- 0.4%
--------------------------------------------------------------------------------
Wavetek Corp., Sr. Sub. Notes,
10.125%, 6/15/07                               $    3,360         $  3,192,000
--------------------------------------------------------------------------------
                                                                  $  3,192,000
--------------------------------------------------------------------------------

Engineering and Construction -- 1.4%
--------------------------------------------------------------------------------
Level 3 Communications, Inc., Sr. Notes,
9.125%, 5/1/08                                 $   13,260         $ 12,596,999
--------------------------------------------------------------------------------
                                                                  $ 12,596,999
--------------------------------------------------------------------------------

Entertainment -- 4.2%
--------------------------------------------------------------------------------
Australis Media Ltd., Sub. Disc. Notes,
15.75%, (0% until 2000), 5/15/03/(2)/          $    4,490         $     56,120
Cinemark USA, Inc., Sr. Sub. Notes,
8.50%, 8/1/08                                       6,640            6,374,400
Loews Cineplex Entertain, Sr. Sub. Notes,
8.875%, 8/1/08/(1)/                                 6,800            6,757,500
Premier Parks, Inc., Sr. Disc. Notes,
10.00%, (0% until 2003), 4/1/08                     4,800            3,012,000
Premier Parks, Inc., Sr. Notes,
9.25%, 4/1/06                                       5,600            5,551,000
Regal Cinemas, Inc., Sr. Sub. Notes,
9.50%, 6/1/08/(1)/                                  8,280            8,404,200
SFX Entertainment, Inc., Sr. Sub. Notes,
9.125%, 2/1/08                                      1,480            1,383,800
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50%, (0% until 2003), 8/15/08/(1)/        9,800            5,194,000
--------------------------------------------------------------------------------
                                                                  $ 36,733,020
--------------------------------------------------------------------------------

Foods -- 3.0%
--------------------------------------------------------------------------------
B & G Foods, Inc., Sub. Notes,
9.625%, 8/1/07                                 $    4,645         $  4,412,750
Del Monte Corp., Sr. Notes,
12.25%, 4/15/07                                     4,400            4,818,000
Del Monte Foods Co., Sr. Disc. Notes,
12.50%, (0% until 2002), 12/15/07                   5,400            3,078,000
Grupo Azucarero Mexico, Sr. Notes,
11.50%, 1/15/05                                     4,800            1,440,000
International Home Foods, Inc., Sr. Sub.
Notes, 10.375%, 11/1/06                             9,000            9,540,000
RAB Enterprises, Inc., Sr. Notes,
10.50%, 5/1/05/(1)/                                 3,840            3,628,800
--------------------------------------------------------------------------------
                                                                  $ 26,917,550
--------------------------------------------------------------------------------


                       See notes to financial statements

High Income Portfolio  as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D
(Expressed in United States Dollars)


                                               Principal
                                               Amount
Security                                       (000's omitted)    Value
--------------------------------------------------------------------------------

Health Services -- 0.6%
--------------------------------------------------------------------------------
Dade International, Inc., Sr. Sub. Notes,
11.125%, 5/1/06                                $    4,800         $  5,184,000
--------------------------------------------------------------------------------
                                                                  $  5,184,000
--------------------------------------------------------------------------------

Household Products -- 2.0%
--------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                               $    4,480         $  4,032,000
Corning Consumer Product, Inc., Sr. Sub.
Notes, 9.625%, 5/1/08/(1)/                          2,785            2,269,775
Diamond Brands, Inc., Debs., 12.875%, (0%
until 2003), 4/15/09/(1)/                           2,800            1,176,000
Diamond Brands, Inc., Sr. Sub. Notes,
10.125%, 4/15/08/(1)/                               4,480            4,166,400
Icon Health and Fitness, Inc., Sr. Sub.
Notes, 13.00%, 7/15/02                              4,000            2,080,000
Jafra Cosmetics International, Inc., Sr.
Sub. Notes, 11.75%, 5/1/08/(1)/                     4,000            3,680,000
--------------------------------------------------------------------------------
                                                                  $ 17,404,175
--------------------------------------------------------------------------------

Information Services -- 3.6%
--------------------------------------------------------------------------------
Cellnet Data Systems, Inc., Sr. Disc.
Notes, 14.00%, (0% until 2002), 10/1/07        $   10,400         $  4,160,000
Diva Systems Corp., Sr. Disc. Notes,
12.625%, (0% until 2003), 3/1/08/(1)/               6,000            2,160,000
Orbital Imaging Corp., Sr. Notes,
11.625%, 3/1/05                                     3,760            3,384,000
Psinet, Inc., Sr. Notes, 10.00%, 2/15/05            9,800            9,849,000
Splitrock Services, Inc., Sr. Notes,
11.75%, 7/15/08/(1)/                                4,000            3,660,000
Verio, Inc., Sr. Notes, 10.375%, 4/1/05             5,360            5,333,200
Verio, Inc., Sr. Notes, 13.50%, 6/15/04             3,200            3,536,000
--------------------------------------------------------------------------------
                                                                  $ 32,082,200
--------------------------------------------------------------------------------

Lodging and Gaming -- 5.9%
--------------------------------------------------------------------------------
Aztar Corp., Sr. Sub. Notes,
13.75%, 10/1/04                                $    5,000         $  5,425,000
Empress Entertainment, Sr. Sub. Notes,
8.125%, 7/1/06/(1)/                                 2,000            1,990,000
Extended Stay America, Sr. Sub. Notes,
9.15%, 3/15/08                                     10,950           10,238,250
Harvey Casinos Resorts, Sr. Sub. Notes,
10.625%, 6/1/06                                     8,550            9,105,750
HMH Properties, Sr. Notes,
7.875%, 8/1/05                                      3,700            3,718,500
HMH Properties, Sr. Notes,
7.875%, 8/1/08                                      8,000            7,940,000
Horseshoe Gaming L.L.C., Sr. Sub. Notes,
9.375%, 6/15/07                                $    6,800         $  6,664,000
Showboat Marina Casino, 1st Mtg. Notes,
13.50%, 3/15/03                                     6,000            6,570,000
--------------------------------------------------------------------------------
                                                                  $ 51,651,500
--------------------------------------------------------------------------------

Machinery -- 0.3%
--------------------------------------------------------------------------------
Alvey Systems, Inc., Sr. Sub. Notes,
11.375%, 1/31/03                               $    2,400         $  2,502,000
--------------------------------------------------------------------------------
                                                                  $  2,502,000
--------------------------------------------------------------------------------

Manufacturing -- 3.7%
--------------------------------------------------------------------------------
GSI Group, Inc., Sr. Sub. Notes,
10.25%, 11/1/07                                $    3,680         $  3,128,000
IMO Industries, Sr. Sub. Notes,
11.75%, 5/1/06                                      4,680            5,054,400
Iron Age Corp., Sr. Sub. Notes,
9.875%, 5/1/08/(1)/                                 5,000            4,375,000
MCMS, Inc., Sr. Sub. Notes,
9.75%, 3/1/08                                       3,330            1,998,000
P & L Coal Holdings Corp., Sr. Sub.
Notes, 9.625%, 5/15/08/(1)/                         9,920            9,920,000
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00%, (0% until 2002), 6/15/09/(1)/       12,875            7,918,125
--------------------------------------------------------------------------------
                                                                  $ 32,393,525
--------------------------------------------------------------------------------

Medical Products -- 0.3%
--------------------------------------------------------------------------------
Alliance Imaging, Sr. Sub Notes,
9.625%, 12/15/05                               $    2,700         $  2,598,750
--------------------------------------------------------------------------------
                                                                  $  2,598,750
--------------------------------------------------------------------------------

Metals - Industrial -- 0.6%
--------------------------------------------------------------------------------
GS Technologies Corp., Sr. Notes,
12.25%, 10/1/05                                $    5,500         $  5,005,000
--------------------------------------------------------------------------------
                                                                  $  5,005,000
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 2.4%
--------------------------------------------------------------------------------
Dailey International, Inc., Sr. Notes,
9.50%, 2/15/08                                 $    9,120         $  5,563,200
Grant Geophysical, Inc., Sr. Notes,
9.75%, 2/15/08                                      5,600            4,480,000
Ocean Energy, Inc., Sr. Sub. Notes,
8.875%, 7/15/07                                     1,000            1,005,000


                       See notes to financial statements

High Income Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D
(Expressed in United States Dollars)



                                               Principal
                                               Amount
Security                                       (000's omitted)    Value
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services
(continued)
--------------------------------------------------------------------------------
Ocean Energy, Inc., Sr. Sub. Notes,
10.375%, 10/15/05                              $    3,950         $  4,167,250
Universal Compression, Inc., Sr. Disc.
Notes, 9.875%, (0% until 2003), 2/15/08/(1)/        9,400            5,546,000
--------------------------------------------------------------------------------
                                                                  $ 20,761,450
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 1.1%
--------------------------------------------------------------------------------
Coho Energy, Inc., Sr. Sub. Notes,
8.875%, 10/15/07                               $    4,000         $  3,740,000
Energy Corp. of America, Sr. Sub. Notes,
9.50%, 5/15/07                                      3,600            3,258,000
United Refining Co., Sr. Notes,
10.75%, 6/15/07                                     3,200            2,624,000
--------------------------------------------------------------------------------
                                                                  $  9,622,000
--------------------------------------------------------------------------------

Paper and Forest Products -- 0.8%
--------------------------------------------------------------------------------
Asia Pulp and Paper, Debs,
12.00%, 12/29/49                               $    6,000         $  3,012,660
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07                               3,400            1,479,000
Pindo Deli Finance Mauritius, Ltd.,
Guaranteed Sr. Notes, 10.75%, 10/1/07               2,400            1,056,000
Tjiwi Kimia Finance Mauritus, Ltd.,
Guaranteed Sr. Sub. Notes, 10.00%, 8/1/04           3,800            1,634,000
--------------------------------------------------------------------------------
                                                                  $  7,181,660
--------------------------------------------------------------------------------

Printing and Business Products -- 1.0%
--------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub. Notes,
10.50%, 12/1/06                                $    6,600         $  6,501,000
US Office Products Co., Sr. Sub. Notes,
9.75%, 6/15/08/(1)/                                 3,000            2,520,000
--------------------------------------------------------------------------------
                                                                  $  9,021,000
--------------------------------------------------------------------------------

Publishing -- 1.4%
--------------------------------------------------------------------------------
American Lawyer Media Corp., Sr. Disc.
Notes, 12.25%, (0% until 2002), 12/15/08       $    2,920         $  1,781,200
Newsquest Capital Corp., Sr. Sub. Notes,
11.00%, 5/1/06                                      4,441            5,007,228
Newsquest Capital Corp., Sr. Sub. Notes,
11.00%, 5/1/06                                        605              683,650
Von Hoffman Press, Inc., Sr. Sub Notes,
10.375%, 5/15/07/(1)/                               4,800            4,848,000
--------------------------------------------------------------------------------
                                                                  $ 12,320,078
--------------------------------------------------------------------------------

Retail - Food and Drug -- 2.9%
--------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                $    9,600         $  9,792,000
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                    8,745            8,613,825
Star Markets Co., Sr. Sub. Notes,
13.00%, 11/1/04                                     6,200            6,804,500
--------------------------------------------------------------------------------
                                                                  $ 25,210,325
--------------------------------------------------------------------------------

Retail - General -- 2.8%
--------------------------------------------------------------------------------
Advance Holding Corp., Debs., 12.875%,
(0% until 2003), 4/15/09/(1)/                  $    4,000         $  2,300,000
Advance Stores Co., Inc., Sr. Sub. Notes,
10.25%, 4/15/08/(1)/                                8,400            8,190,000
Franks Nursery and Crafts, Sr. Sub.
Notes, 10.25%, 3/1/08                               4,000            3,940,000
Kindercare Learning Ctrs., Inc., Sr. Sub.
Notes, 9.50%, 2/15/09                               8,100            7,654,500
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                    3,000            3,045,000
--------------------------------------------------------------------------------
                                                                  $ 25,129,500
--------------------------------------------------------------------------------

Transportation -- 0.2%
--------------------------------------------------------------------------------
MTL, Inc., Sr. Sub. Notes, Variable
Rate, 6/15/06/(1)/                             $    1,600         $  1,520,000
--------------------------------------------------------------------------------
                                                                  $  1,520,000
--------------------------------------------------------------------------------

Wireless Communication Services -- 7.2%
--------------------------------------------------------------------------------
America Mobile/ AMSC Acquisition Corp.,
Sr. Notes, 12.25%, 4/1/08                      $    4,100         $  2,480,500
Dobson Communications Corp., Sr. Notes,
11.75%, 4/15/07                                     7,830            7,869,150
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08/(1)/                                 6,800            6,120,000
Ionica PLC, Sr. Notes, 13.50%, 8/15/06              1,600              512,000
Millicom International Cellular, Sr. Disc
Notes, 13.50%, (0% until 2001), 6/1/06              7,200            4,644,000
Mobile Telecom Technology, Sr. Notes,
13.50%, 12/15/02                                    4,000            4,500,000
Nextel Communications, Inc., Sr. Disc.
Notes, 9.75%, (0% until 1999), 8/15/04              8,345            8,032,063
Nextel Communications, Inc., Sr. Disc.
Notes, 9.75%, (0% until 2002), 10/31/07             4,800            2,892,000


                       See notes to financial statements

High Income Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D
(Expressed in United States Dollars)



                                               Principal
                                               Amount
Security                                       (000's omitted)    Value
--------------------------------------------------------------------------------

Wireless Communication Services (continued)
--------------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, (0% until 2002), 9/15/07        $      250         $     158,125
Nextel International, Inc., Sr. Disc.
Notes, 12.125%, (0% until 2003), 4/15/08           15,000             6,825,000
Omnipoint Corp., Sr. Notes,
11.625%, 8/15/06                                    2,580             1,612,500
Orange PLC, Sr. Notes, 8.00%, 8/1/08                1,200             1,176,000
Orion Network Systems, Inc., Sr. Disc.
Notes, 12.50%, (0% until 2002), 1/15/07             1,600             1,128,000
Orion Network Systems, Inc., Sr. Notes,
11.25%, 1/15/07                                     5,600             5,432,000
USA Mobile Communications, Sr. Notes,
9.50%, 2/1/04                                       1,500             1,350,000
Viatel, Inc., Sr. Disc. Notes, 12.50%,
(0% until 2003), 4/15/08                            5,050             2,424,000
Viatel, Inc., Sr. Notes, 11.25%, 4/15/08            7,525             6,810,125
--------------------------------------------------------------------------------
                                                                  $  63,965,463
--------------------------------------------------------------------------------

Wireline Communication Services -- 16.4%
--------------------------------------------------------------------------------
Allegiance Telecom, Inc., Sr. Disc.
Notes, 11.75%, (0% until 2003), 2/15/08        $   17,125         $   7,535,000
Allegiance Telecom, Inc., Sr. Notes,
12.875%, 5/15/08                                   12,375            11,756,250
Call-Net Enterprises, Inc., Sr. Disc.
Notes, 8.94%, (0% until 2003), 8/15/08             11,720             6,856,200
Call-Net Enterprises, Inc., Sr. Notes,
8.00%, 8/15/08                                        720               684,000
Esat Telecom Group PLC, Sr. Deferred
Coupon Notes, 12.50%, (0% until 2002),
2/1/07                                              3,875             2,480,000
Esat Telecom Group PLC, Sr. Deferred
Coupon Notes, 12.50%, (0% until 2002),
2/1/07                                              3,600             2,304,000
Esprit Telecom Group PLC, Sr. Notes,
10.875%, 6/15/08/(1)/                               8,900             8,054,500
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                                   10,200             9,562,500
Facilicom International, Sr. Notes,
10.50%, 1/15/08                                     4,640             4,036,800
Global Crossing Holding Ltd., Sr. Notes,
9.625%, 5/15/08/(1)/                               11,630            11,368,325
GST Telecommunications, Sr. Sub. Notes,
12.75%, 11/15/07                                    3,700             3,478,000
Hyperion Telecommunications, Inc., Sr.
Notes, 12.25%, 9/1/04                              13,100            12,936,249
Icg Holdings, Inc., Sr. Disc. Notes,
12.50%, (0% until 2001), 5/1/06                     8,755             6,281,713
Intermedia Communications, Inc., Sr.
Notes, 8.60%, 6/1/08                                7,915             7,875,425
Metronet Communications, Sr. Disc. Notes,
10.75%, (0% until 2002), 11/1/07                    4,800             2,928,000
Metronet Communications, Sr. Notes,
12.00%, 8/15/07                                     5,000             5,350,000
MGC Communications, Inc., Sr. Notes,
13.00%, 10/1/04                                     2,100             1,785,000
Netia Holdings B.V., Sr. Disc. Notes,
11.25%, (0% until 2001), 11/1/07                    1,200               492,000
Nextlink Communications, Inc., Sr. Notes,
9.625%, 10/1/07                                     6,280             6,154,400
Nextlink Communications, Inc., Sr. Notes,
12.50%, 4/15/06                                     6,720             7,274,400
Primus Telecom Group, Sr. Notes,
9.875%, 5/15/08                                     2,400             2,100,000
Primus Telecom Group, Sr. Notes,
11.75%, 8/1/04                                      4,600             4,462,000
RSL Commerce, Ltd., Sr. Notes,
12.25%, 11/15/06                                    4,565             4,724,775
SBA Communications Corp., Sr. Disc.
Notes, 12.00%, (0% until 2003), 3/1/08             11,705             6,262,175
Versatel Telecom B.V., Sr. Notes,
13.25%, 5/15/08/(1)/                                7,840             7,604,800
--------------------------------------------------------------------------------
                                                                  $ 144,346,512
--------------------------------------------------------------------------------

Total Corporate Bonds & Notes
     (identified cost $868,591,913)                               $ 805,339,564
--------------------------------------------------------------------------------

Common Stocks, Warrants and
Rights-- 0.4%

Security                                         Shares           Value
--------------------------------------------------------------------------------

Broadcasting and Cable -- 0.0%
--------------------------------------------------------------------------------
21st Century Telecom Group, Warrants/(2)//(3)/        800         $         --
Star Choice Communications, Warrants/(2)//(3)/     18,528                   --
UIH Australia/Pacific, Inc.,
Warrants/(2)//(3)/                                  3,600                   36
United International Holdings, Inc.,
Warrants Exp. 11/15/99/(2)//(3)/                    7,840               19,600
--------------------------------------------------------------------------------
                                                                  $     19,636
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.0%
--------------------------------------------------------------------------------
Unisite, Inc., Warrants/(2)//(3)/                   2,252         $         --
--------------------------------------------------------------------------------
                                                                  $         --
--------------------------------------------------------------------------------



                       See notes to financial statements

High Income Portfolio  as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D
(Expressed in United States Dollars)


Security                                         Shares           Value
--------------------------------------------------------------------------------

Chemicals -- 0.0%
--------------------------------------------------------------------------------
Sterling Chemicals Holdings, Common/(2)//(3)/       9,600         $    85,200
--------------------------------------------------------------------------------
                                                                  $    85,200
--------------------------------------------------------------------------------

Communications Equipment -- 0.0%
--------------------------------------------------------------------------------
Jordan Telecom Products, Inc., Common/(2)//(3)/     2,500         $        --
--------------------------------------------------------------------------------
                                                                  $        --
--------------------------------------------------------------------------------

Foods -- 0.0%
--------------------------------------------------------------------------------
Specialty Foods Acquisition
Corp., Common/(2)//(3)/                            48,000         $       480
--------------------------------------------------------------------------------
                                                                  $       480
--------------------------------------------------------------------------------

Information Services -- 0.1%
--------------------------------------------------------------------------------
Cellnet Data Systems, Inc., Warrants
Exp. 10/1/07/(2)//(3)/                              8,000         $        80
Concentric Network Corp., Warrants/(2)//(3)/        3,200             169,184
Orbital Imaging Corp., Warrants/(2)//(3)/           3,760                  --
Verio, Inc., Warrants/(2)//(3)/                    25,600           1,003,776
--------------------------------------------------------------------------------
                                                                  $ 1,173,040
--------------------------------------------------------------------------------

Metals - Industrial -- 0.0%
--------------------------------------------------------------------------------
Gulf States Steel, Warrants/(2)//(3)/               2,400         $       120
--------------------------------------------------------------------------------
                                                                  $       120
--------------------------------------------------------------------------------

Wireless Communication Services -- 0.1%
--------------------------------------------------------------------------------
America Mobile, Warrants
Exp. 4/01/08/(2)//(3)/                              4,100         $        --
Loral Space and Communications
Ltd., Common/(2)//(3)/                              4,149              63,791
Microcell Telecommunication,                       58,400             782,428
Warrants/(2)//(3)/
Nextel Communications, Inc.,
Class A, Common/(2)//(3)/                          11,154             224,463
Nextel Communications, Inc., Warrants
Exp. 4/25/99/(2)//(3)/                              7,200               4,320
--------------------------------------------------------------------------------
                                                                  $ 1,075,002
--------------------------------------------------------------------------------

Wireline Communication Services -- 0.2%
--------------------------------------------------------------------------------
Allegiance Telecom, Inc., Warrants
Exp. 2/15/08/(2)//(3)/                             26,555         $   289,184
Esat Holdings, Ltd., Warrants/(2)//(3)/             3,600             126,000
Hyperion Telecommunications,
Inc., Common/(2)//(3)/                             24,240             133,562
Intermedia Communications,
Inc., Common/(2)//(3)/                              6,788         $   166,926
Metronet Communications
Corp., Common/(2)//(3)/                             3,086              55,164
MGC Communications, Inc., Warrants
Exp. 10/01/04/(2)/                                  5,680             247,932
Optel, Inc., Common/(2)/                            5,840             116,800
Primus Telecom Group, Warrants
Exp. 8/1/04/(2)//(3)/                               4,600             161,000
Versatel Telecom B.V., Warrants/(2)//(3)/           7,840                  --
--------------------------------------------------------------------------------
                                                                  $ 1,296,568
--------------------------------------------------------------------------------

Total Common Stocks, Warrants and Rights
     (identified cost $2,381,027)                                 $ 3,650,046
--------------------------------------------------------------------------------

Preferred Stocks-- 7.4%

Security                                         Shares           Value
--------------------------------------------------------------------------------

Apparel -- 0.4%
--------------------------------------------------------------------------------
Cluett American Corp., 12.50% (PIK)/(1)/            4,000         $  3,720,000
--------------------------------------------------------------------------------
                                                                  $  3,720,000
--------------------------------------------------------------------------------

Broadcasting and Cable -- 2.6%
--------------------------------------------------------------------------------
21st Century Telecom Group, 13.75% (PIK)              829         $    663,200
Adelphia Communications Corp., 13% (PIK)           48,000            5,580,000
CSC Holdings, Inc., Series M, 11.125% (PIK)       116,881           12,915,350
Echostar Communications, 12.125% (PIK)              3,498            3,323,014
--------------------------------------------------------------------------------
                                                                  $ 22,481,564
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.2%
--------------------------------------------------------------------------------
Unisite, Inc., 8.5% (PIK)/(3)/                      3,239         $  1,603,058
--------------------------------------------------------------------------------
                                                                  $  1,603,058
--------------------------------------------------------------------------------

Communications Equipment -- 0.3%
--------------------------------------------------------------------------------
Jordan Telecom Products, Inc., 13.25% (PIK)/(1)/    2,500         $  2,875,000
--------------------------------------------------------------------------------
                                                                  $  2,875,000
--------------------------------------------------------------------------------

Machinery -- 0.2%
--------------------------------------------------------------------------------
MMH Holdings, Inc., 12% (PIK)                       1,630         $  1,393,650
--------------------------------------------------------------------------------
                                                                  $  1,393,650
--------------------------------------------------------------------------------


                       See notes to financial statements

High Income Portfolio  as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D
(Expressed in United States Dollars)


Security                                         Shares           Value
--------------------------------------------------------------------------------

Wireless Communication Services -- 1.8%
--------------------------------------------------------------------------------
Dobson Communications Corp., 12.25% (PIK)           4,027         $   3,624,300
E.spire Communications, Inc., 12.75% (PIK)          4,422             3,669,915
Nextel Communications, Inc., 11.125% (PIK)          5,076             4,568,400
Rural Cellular Corp., 11.375% (PIK)                 4,114             3,702,320
Viatel, Inc., 10% (PIK)                             6,273               439,110
--------------------------------------------------------------------------------
                                                                  $  16,004,045
--------------------------------------------------------------------------------

Wireline Communication Services -- 1.9%
--------------------------------------------------------------------------------
Intermedia Communications, Inc., 7% (PIK)         185,000         $   4,497,813
IXC Communications, Inc., Series B,
12.5% (PIK)                                        10,770            11,470,050
Nextlink Communications, 14% (PIK)                 20,897             1,086,644
--------------------------------------------------------------------------------
                                                                  $  17,054,507
--------------------------------------------------------------------------------

Total Preferred Stocks
     (identified cost $67,407,932)                                $  65,131,824
--------------------------------------------------------------------------------

Short-Term Investments -- 0.9%

                                               Principal
                                               Amount
Security                                       (000's omitted)    Value
--------------------------------------------------------------------------------
Corporate Recreation Corp., 5.75%, 10/1/98     $    7,514         $   7,514,000
--------------------------------------------------------------------------------

Total Short-Term Investments
     (at amortized cost $7,514,000)                               $   7,514,000
--------------------------------------------------------------------------------

Total Investments -- 100.0%
     (identified cost $945,894,872)                               $ 881,635,434
--------------------------------------------------------------------------------
(PIK) Payment-in-kind.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold this security until maturity.
(2)  Non-income producing security.
(3)  Restricted security.


                       See notes to financial statements

High Income Portfolio as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of September 30, 1998
(Expressed in United States Dollars)
Assets
--------------------------------------------------------------------------------
Investments, at value (identified cost,
    $945,894,872)                                                 $ 881,635,434
Cash                                                                      1,894
Receivable for investments sold                                         412,400
Interest and dividends receivable                                    22,428,742
Deferred organization expenses                                            2,989
--------------------------------------------------------------------------------
Total assets                                                      $ 904,481,459
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                 $   2,744,060
Payable to affiliate for Trustees' fees                                   1,040
Other accrued expenses                                                   41,011
--------------------------------------------------------------------------------
Total liabilities                                                 $   2,786,111
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                                     $ 901,695,348
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                                   $ 965,954,786
Net unrealized depreciation (computed on the basis
    of identified cost)                                             (64,259,438)
--------------------------------------------------------------------------------
Total                                                             $ 901,695,348
--------------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
September 30, 1998
(Expressed in United States Dollars)
Investment Income
--------------------------------------------------------------------------------
Interest                                                          $  46,919,855
Dividends                                                             3,929,786
Miscellaneous                                                           556,577
--------------------------------------------------------------------------------
Total investment income                                           $  51,406,218
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                            $   2,931,571
Trustees fees and expenses                                               12,643
Custodian fee                                                           146,395
Legal and accounting services                                            52,728
Amortization of organization expenses                                     2,265
Miscellaneous                                                             2,175
--------------------------------------------------------------------------------
Total expenses                                                    $   3,147,777
--------------------------------------------------------------------------------

Net investment income                                             $  48,258,441
--------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)               $   3,257,760
    Foreign currency transactions                                         4,653
--------------------------------------------------------------------------------
Net realized gain                                                 $   3,262,413
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                           $(116,235,937)
--------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation)                                                $(116,235,937)
--------------------------------------------------------------------------------

Net realized and unrealized loss                                  $(112,973,524)
--------------------------------------------------------------------------------

Net decrease in net assets from operations                        $ (64,715,083)
--------------------------------------------------------------------------------




                       See notes to financial statements

High Income Portfolio as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

(Expressed in United States Dollars)


                                      Six Months Ended
Increase (Decrease)                   September 30, 1998         Year Ended
in Net Assets                         (Unaudited)                March 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                   $  48,258,441          $  78,751,905
   Net realized gain                           3,262,413             40,197,991
   Net change in unrealized
      appreciation (depreciation)           (116,235,937)            41,198,260
--------------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                  $ (64,715,083)         $ 160,148,156
--------------------------------------------------------------------------------
 Capital transactions --
    Contributions                          $ 174,851,243          $ 306,797,835
    Withdrawals                             (168,941,522)          (213,156,743)
--------------------------------------------------------------------------------
Net increase in net assets from
   capital transactions                    $   5,909,721          $  93,641,092
--------------------------------------------------------------------------------

Net increase (decrease) in
   net assets                              $ (58,805,362)         $ 253,789,248
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                     $ 960,500,710          $ 706,711,462
--------------------------------------------------------------------------------
At end of period                           $ 901,695,348          $ 960,500,710
--------------------------------------------------------------------------------




                       See notes to financial statements

High Income Portfolio  as of September 30, 1998

FINANCIAL STATEMENTS CONT'D
Supplementary Data
(Expressed in United States Dollars)


                                             Six Months Ended                        Year Ended March 31,
                                             September 30, 1998     ---------------------------------------------------------
                                             (Unaudited)             1998          1997           1996          1995/(1)/
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Expenses                                           0.64%/(2)/         0.63%          0.67%          0.71%          0.70%/(2)/
Net investment income                              9.82%/(2)/         9.63%         10.02%         10.41%         10.63%/(2)/
Portfolio Turnover                                   65%               137%            78%            88%            53%
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)      $901,695           $960,501       $706,711       $511,347       $442,552
-----------------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, June 1, 1994, to March 31,
      1995.
/(2)/ Annualized.


                       See notes to financial statements

High Income Portfolio as of September 30, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited)
(Expressed in United States Dollars)



1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

    C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

    D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Other -- Investment transactions are accounted for on a trade date basis.

    H Interim Financial Information -- The interim financial statements relating to September 30, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

High Income Portfolio as of September 30, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D
(Expressed in United States Dollars)



2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1998, the fee was equivalent to 0.60% (annualized) of the Portfolio's average daily net assets and amounted to $2,931,571. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1998, no significant amounts have been deferred.

3   Investments
    ----------------------------------------------------------------------------
    The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $635,779,620 and $607,445,913, respectively, for the six months ended September 30, 1998.

4   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended September 30, 1998.

5   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at September 30, 1998, as computed on a federal income tax basis, were as follows:

    Aggregate cost                                           $   945,894,872
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                            $    79,222,579

    Gross unrealized depreciation                               (143,482,017)
    ----------------------------------------------------------------------------
    Net unrealized depreciation                              $   (64,259,438)
    ----------------------------------------------------------------------------

6   Restricted Securities
    ----------------------------------------------------------------------------
    At September 30, 1998, the Portfolio owned the following securities (constituting 0.54% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A Securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to certain of these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.


                                Date of
    Description               Acquisition  Shares/Face    Cost     Fair Value
    ----------------------------------------------------------------------------

    Common Stocks, Warrants, and Rights
    ----------------------------------------------------------------------------
    Allegiance Telecom, Inc.,
      Wts., Exp. 2/15/08            1/29/98      26,555  $        0  $  289,184
    America Mobile, Wts.,           3/26/98       4,100           0           0
      Exp. 4/1/08
    Cellnet Data Systems, Inc.,
      Wts., Exp. 10/1/07            9/24/98       8,000           0          80
    Concentric Network
      Corp., Wts.                   7/16/98       3,200           0     169,184
    Esat Holdings, Ltd., Wts.       6/19/97       3,600           0     126,000
    Gulf States Steel, Wts.         8/22/95       2,400           0         120
    Hyperion
      Telecommunications,
      Inc., Common                  6/24/98      24,240          75     133,562
    Intermedia Communications,
      Inc., Common                  5/21/98       6,788     231,907     166,926
    Jordan Telecom Products,
      Inc., Common                   1/9/98       2,500           0           0

High Income Portfolio as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D
(Expressed in United States Dollars)


                                 Date of
    Description                  Acquisition  Shares/Face    Cost    Fair Value
    ----------------------------------------------------------------------------

    Common Stocks, Warrants, and Rights (continued)
    ----------------------------------------------------------------------------
    Loral Space &
      Communications
      Ltd., Common                  6/23/98       4,149  $      101  $   63,791
    Metronet Communications,
      Common                        6/04/98       3,086          36      55,164
    Microcell Telecommunication,
      Wts.                         10/30/96      58,400     647,700     782,428
    Nextel Communications,
      Inc., Common                  8/25/98      11,154     180,000     224,463
    Nextel Communications, Inc.,
      Wts., Exp.4/25/99            10/04/96       7,200           0       4,320
    Orbital Imaging Corp., Wts.     5/28/98       3,760           0           0
    Primus Telecommunications,
      Wts., Exp. 8/1/04             5/14/98       4,600           0     161,000
    Specialty Foods Acq.
      Corp., Common                 8/10/93      48,000      34,886         480
    Star Choice
      Communication, Wts.           4/29/98      18,528           0           0
    Sterling Chemicals
      Hldgs., Inc., Common         10/07/96       9,600          96      85,200
    21st Century Telecom
      Grp., Wts.                    2/02/98         800           0           0
    UIH Australia/Pacific,
      Inc., Wts.                    2/05/98       3,600           0          36
    Unisite, Inc., Wts.             12/9/97       2,252           0           0
    United International Holdings,
      Inc., Wts.,
      Exp. 11/15/99                11/16/94       7,840     222,186      19,600
    Verio, Inc., Wts.                5/5/98      25,600   1,064,000   1,003,776
    Versatel Telecom B.V., Wts.     5/20/98       7,840           0           0
    ----------------------------------------------------------------------------
                                                         $2,380,987  $3,285,314

    Preferred Stock
    ----------------------------------------------------------------------------
    Unisite, Inc., 8.5% (PIK)       12/9/97       3,239   1,499,847   1,603,058
    ----------------------------------------------------------------------------
                                                         $3,880,834  $4,888,372
    ----------------------------------------------------------------------------

Eaton Vance High Income Fund as of September 30, 1998

INVESTMENT MANAGEMENT


Eaton Vance High Income Fund
             Officers                        Independent Trustees
             M. Dozier Gardner               Donald R. Dwight
             President and Trustee           President, Dwight Partners, Inc.

             James B. Hawkes                 Samuel L. Hayes, III
             Vice President and Trustee      Jacob H. Schiff Professor of Investment
                                             Banking, Harvard University Graduate School of
             William H. Ahern, Jr.           Business Administration
             Vice President
                                             Norton H. Reamer
             Thomas J. Fetter                Chairman and Chief Executive Officer, United Asset
             Vice President                  Management Corporation

             Robert B. MacIntosh             John L. Thorndike
             Vice President                  Formerly Director, Fiduciary Company Incorporated

             Michael B. Terry                Jack L. Treynor
             Vice President                  Investment Adviser and Consultant

             James L. O'Connor
             Treasurer

             Alan R. Dynner
             Secretary

High Income Portfolio

             Officers                        Independent Trustees
             M. Dozier Gardner               Donald R. Dwight
             President and Trustee           President, Dwight Partners, Inc.

             James B. Hawkes                 Samuel L. Hayes, III
             Vice President and Trustee      Jacob H. Schiff Professor of Investment
                                             Banking, Harvard University Graduate School of
             Michael W. Weilheimer           Business Administration
             Vice President and
             Portfolio Manager               Norton H. Reamer
                                             Chairman and Chief Executive Officer, United Asset
             Raymond O'Neill                 Management Corporation
             Vice President
                                             John L. Thorndike
             Michel Normandeau               Formerly Director, Fiduciary Company Incorporated
             Vice President
                                             Jack L. Treynor
             James L. O'Connor               Investment Adviser and Consultant
             Treasurer

             Alan R. Dynner
             Secretary

                       This Page Intentionally Left Blank

Investment Advisor of High Income Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110


Administrator of Eaton Vance High Income Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer and Dividend
Disbursing Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123






Eaton Vance High Income Fund
24 Federal Street
Boston, MA 02110




--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                     HISRC-11/98